Recovery and settlement of on-balance sheet assets and liabilities	12 Months Ended
Oct. 31, 2024
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Recovery and settlement of on-balance sheet assets and liabilities

Note 30 Recovery and settlement of on-balance sheet assets and liabilities
The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on contractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

	As at
	October 31, 2024			October 31, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Within one year	After one year	Total	Within one year	After one year	Total
Assets
Cash and due from banks (1)	$55,003	$1,720	$56,723	$59,793	$2,196	$61,989
Interest-bearing deposits with banks	66,020	–	66,020	71,086	–	71,086
Securities
Trading (2)	170,460	12,840	183,300	180,929	9,222	190,151
Investment, net of applicable allowance	45,418	211,200	256,618	33,363	186,216	219,579
Assets purchased under reverse repurchase agreements and securities borrowed	350,622	181	350,803	336,437	3,754	340,191
Loans
Retail	174,761	452,217	626,978	120,247	449,704	569,951
Wholesale	89,492	270,947	360,439	76,249	211,577	287,826
Allowance for loan losses			(6,037)			(5,004)
Other
Customers’ liability under acceptances	24	11	35	21,690	5	21,695
Derivatives (2)	148,605	2,007	150,612	140,261	2,189	142,450
Premises and equipment	156	6,696	6,852	65	6,684	6,749
Goodwill	–	19,286	19,286	–	12,594	12,594
Other intangibles	–	7,798	7,798	–	5,903	5,903
Other assets	69,263	22,892	92,155	61,346	20,025	81,371
	$1,169,824	$1,007,795	$2,171,582	$1,101,466	$910,069	$2,006,531
Liabilities
Deposits (3)	$1,144,860	$264,671	$1,409,531	$991,484	$240,203	$1,231,687
Other
Acceptances	24	11	35	21,740	5	21,745
Obligations related to securities sold short	32,824	2,462	35,286	32,602	1,049	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	304,855	466	305,321	334,959	279	335,238
Derivatives (2)	158,622	5,141	163,763	131,352	11,277	142,629
Insurance contract liabilities (4)	459	21,772	22,231	395	18,631	19,026
Other liabilities	70,475	24,202	94,677	69,187	26,835	96,022
Subordinated debentures	–	13,546	13,546	–	11,386	11,386
	$1,712,119	$332,271	$2,044,390	$ 1,581,719	$309,665	$1,891,384
(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank beyond one year .
(2)	Trading securities classified as FVTPL and trading derivatives are presented as within one year as this best represents in most instances the short-term nature of our trading activities
, except for debt securities relating to the Insurance segment which are presented based on contractual maturity.
Trading securities designated as FVTPL are generally presented based on contractual maturity. Non-trading derivatives are presented according to the recovery or settlement of the hedging transaction.
(3)	Demand deposits of $
585
billion (October 31, 2023 – $511 billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis. In practice, these deposits relate to a broad range of individuals and customer-types which form a stable base for our operations and liquidity needs.
(4)	The amounts reflect the estimated timing of when settlement of those amounts are expected to occur. The amounts payable on demand relating to policyholders’ cash and/or account values for insurance contract liabilities, including segregated fund insurance contract liabilities, is $8 billion (October 31, 2023 – $7 billion).